Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of significant accounting policies [Abstract]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [Table Text Block]
Exchange rates
    The principal exchange rates used to translate other currencies into Euro were as follows:

	For the six months ended June 30, 2020	At June 30, 2020	At December 31, 2019	For the six months ended June 30, 2019	At June 30, 2019
U.S. Dollar (U.S.$)	1.102	1.120	1.123	1.130	1.138
Brazilian Real (BRL)	5.410	6.112	4.516	4.342	4.351
Chinese Renminbi (CNY)	7.751	7.922	7.821	7.668	7.819
Canadian Dollar (CAD)	1.503	1.532	1.460	1.507	1.489
Mexican Peso (MXN)	23.843	25.947	21.220	21.654	21.820
Polish Zloty (PLN)	4.412	4.456	4.257	4.292	4.250
Argentine Peso (ARS)(1)	78.890	78.890	67.258	48.331	48.331
Pound Sterling (GBP)	0.875	0.912	0.851	0.874	0.897
Swiss Franc (CHF)	1.064	1.065	1.085	1.129	1.111
________________________________________________________________________________________________________________________________________________
(1) From July 1, 2018, Argentina’s economy was considered to be hyperinflationary. Transactions after July 1, 2018 for entities with the Argentinian Peso as the functional currency were translated using the spot rate at the end of the period.